Related Party Transactions (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2023
Related Party Transactions [Line Items]
Repaid loans	$ 500	$ 9,652
Mr. Bing Zhang [Member]
Related Party Transactions [Line Items]
Borrowed loans			$ 700	$ 1,600
Loans payable	1,800		1,800
Happy Starlight Limited [Member]
Related Party Transactions [Line Items]
Borrowed loans			950
Loans payable	$ 950		$ 950